Eaton Vance
Minnesota Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,051,270
5.00%, 3/1/30	1,000	1,049,660
		$ 2,100,930
Education — 12.5%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,379,532
5.00%, 3/1/31	1,000	1,055,080
5.00%, 3/1/34	500	524,285
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	357,376
5.00%, 3/1/37	1,500	1,501,425
5.00%, 10/1/52	2,000	1,983,300
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,603,377
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	577,051
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	116,957
4.00%, 3/1/27	125	127,275
4.00%, 3/1/28	100	102,255
4.00%, 3/1/29	100	102,477
5.00%, 3/1/27	500	516,145
5.00%, 3/1/28	1,010	1,041,936
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	516,440
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	471,865
4.00%, 10/1/46	1,500	1,293,150
5.00%, 12/1/29	1,815	1,883,353
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	875,866
4.00%, 10/1/36	500	455,560
4.00%, 10/1/37	500	451,495
5.00%, 10/1/30	650	682,104
5.00%, 10/1/34	250	259,835
5.00%, 4/1/35	750	768,975
Security	Principal Amount (000's omitted)	Value
Education (continued)
Minnesota State Colleges and Universities, 5.00%, 10/1/26	$1,535	$ 1,625,488
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	876,500
University of Minnesota:
5.00%, 4/1/27	500	526,060
5.00%, 8/1/27	625	649,675
5.00%, 4/1/41	2,000	2,047,140
		$ 25,371,977
Electric Utilities — 6.3%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 573,094
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,490
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	256,398
5.00%, 10/1/34	250	256,398
5.00%, 10/1/35	200	205,006
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	484,817
5.00%, 1/1/31	670	699,500
5.00%, 1/1/41	240	248,618
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	744,198
5.00%, 12/1/30	700	742,007
5.00%, 12/1/42	820	857,745
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,098,650
(AMT), 4.00%, 10/1/40	1,000	899,060
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	775,282
5.00%, 1/1/27	750	794,310
5.00%, 1/1/29	1,000	1,080,190
5.00%, 1/1/30	750	818,115
5.00%, 1/1/34	1,000	1,038,860
5.00%, 1/1/36	900	929,538
		$ 12,852,276
Escrowed/Prerefunded — 0.5%
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	$1,000	$ 1,020,380
		$ 1,020,380
General Obligations — 38.4%
Andover, MN, 4.00%, 2/1/30	$795	$ 813,643

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	$1,000	$ 1,065,000
5.00%, 2/1/28	1,040	1,108,973
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	1,827,000
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,084,952
Burnsville, MN:
3.00%, 12/20/32	620	557,616
4.00%, 12/20/31	640	659,757
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	838,900
0.00%, 2/1/35	350	217,896
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,058,920
Coon Rapids, MN, 5.00%, 2/1/33	1,525	1,685,948
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	747,294
Duluth, MN:
5.00%, 2/1/34	1,000	1,034,200
Series 2016A, 5.00%, 2/1/31	1,000	1,040,400
Series 2019C, 5.00%, 2/1/31	500	539,195
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,072,970
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,726,140
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,011,220
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,082,437
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	729,506
Hennepin County, MN:
5.00%, 12/1/32	1,000	1,113,910
5.00%, 12/15/33	2,280	2,447,352
5.00%, 12/1/35	2,000	2,098,240
5.00%, 12/1/39	2,000	2,175,840
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,252,237
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,029,900
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,272,710
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,503,675
5.00%, 2/1/32	1,500	1,602,825
Minneapolis, MN, 4.00%, 12/1/39	2,500	2,362,175
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	$1,000	$ 1,030,490
5.00%, 3/1/29	2,000	2,192,400
Series 2018C, 5.00%, 3/1/28	2,500	2,671,800
Series 2022B, 5.00%, 3/1/28	2,000	2,159,420
Minnesota:
5.00%, 8/1/32	2,000	2,079,480
5.00%, 8/1/34	500	530,505
5.00%, 10/1/34	1,000	1,059,060
5.00%, 8/1/37	1,250	1,328,800
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	2,050	2,091,041
5.00%, 2/1/33	1,000	1,062,180
Pipestone, Rock and Murray Counties Independent School District No. 2689, MN, 5.00%, 2/1/29	1,205	1,310,425
Plymouth, MN, 4.00%, 2/1/30	390	401,372
Puerto Rico, 5.625%, 7/1/29	1,500	1,511,160
Rice County, MN, 4.00%, 2/1/52	3,000	2,611,260
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,038,960
5.00%, 2/1/27	1,000	1,053,250
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,487,584
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	897,386
0.00%, 2/1/37	1,500	744,645
Scott County, MN, 4.00%, 12/1/34	2,000	2,000,400
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,096,564
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,032,580
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,024,620
St. Paul, MN:
5.00%, 12/1/27	750	793,538
5.00%, 5/1/28	1,200	1,293,852
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,605,681
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	539,760
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	746,097
		$ 78,155,141

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 15.6%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,007,940
5.00%, 2/15/48	3,000	2,879,850
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	460,075
4.00%, 6/15/38	375	313,088
4.00%, 6/15/39	225	185,213
5.25%, 6/15/52	2,000	1,833,280
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	867,230
5.00%, 5/1/31	500	507,935
5.00%, 5/1/32	500	504,620
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/28	2,975	3,146,895
5.00%, 11/15/29	915	967,109
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	3,250	2,925,162
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/28	225	230,675
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,000	862,770
5.00%, 11/15/57	750	765,765
(SPA: Northern Trust Co.), 2.32%, 11/15/38(1)	6,000	6,000,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,613,510
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,025,740
5.00%, 11/15/34	500	506,545
5.00%, 11/15/47	500	491,090
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	510,600
5.00%, 7/1/30	1,000	1,020,550
5.00%, 7/1/32	1,995	2,025,723
		$ 31,651,365
Housing — 1.6%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 568,278
4.00%, 8/1/39	2,055	1,904,143
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	620	543,213
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	290	283,469
		$ 3,299,103
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.9%
Central Minnesota Municipal Power Agency:
(AGM), 4.00%, 1/1/42	$340	$ 304,368
(AGM), 5.00%, 1/1/30	200	216,324
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,129,162
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,297,820
		$ 9,947,674
Insured - Hospital — 1.0%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 1,980,980
		$ 1,980,980
Lease Revenue/Certificates of Participation — 4.0%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,017,080
Minnesota:
5.00%, 3/1/27	3,000	3,193,410
5.00%, 6/1/29	1,335	1,346,294
5.00%, 6/1/38	2,500	2,509,250
		$ 8,066,034
Other Revenue — 2.9%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 808,615
4.00%, 11/1/34	500	461,250
5.00%, 11/1/27	400	406,452
5.00%, 11/1/29	300	303,060
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.037%, (67% of SOFR + 1.00%), to 12/1/27 (Put Date), 12/1/52(2)	2,000	1,889,980
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	1,969,785
		$ 5,839,142
Senior Living/Life Care — 2.6%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 788,923
5.00%, 9/1/43	1,000	945,480
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,583,056
4.00%, 10/1/26	1,680	1,653,641

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	$435	$ 340,257
		$ 5,311,357
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 300,423
Hennepin County, MN, Sales Tax Revenue, 5.00%, 12/15/24	1,325	1,369,361
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,340	2,012,353
		$ 3,682,137
Transportation — 3.8%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$ 1,051,950
5.00%, 1/1/35	1,000	1,004,770
5.00%, 1/1/52	1,500	1,443,330
(AMT), 5.00%, 1/1/28	1,250	1,286,550
(AMT), 5.00%, 1/1/33	1,200	1,216,284
(AMT), 5.25%, 1/1/47	1,750	1,738,713
		$ 7,741,597
Total Tax-Exempt Municipal Obligations (identified cost $209,672,554)		$197,020,093
Total Investments — 96.9% (identified cost $209,672,554)		$197,020,093
Other Assets, Less Liabilities — 3.1%		$ 6,353,617
Net Assets — 100.0%		$203,373,710

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $300,423 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$197,020,093	$ —	$197,020,093
Total Investments	$ —	$197,020,093	$ —	$197,020,093
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.